Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Deferred tax assets:
General provision for bad debt	$ 27,315	$ 56,675
Net operating losses carried forward		43,331
Deferred tax assets	$ 27,315	$ 100,006